COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Jan. 02, 2022
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Rent expense			$ 43,527	$ 22,750
Right of use asset	$ 54,276		64,632		$ 104,665
Lease Liability					$ 104,665
Borrowing rate	3.00%
Officer compensation	$ 16,500	$ 95,530	181,078	1,417,568
Amounts due to related party	15,000
Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Rent expense	26,280	35,058
Officer compensation	$ 16,500	$ 95,530	$ 181,078	$ 217,568